Other Gains and Losses, and Litigation	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Other Gains and Losses, and Litigation

B.17. OTHER GAINS AND LOSSES, AND LITIGATION
No items were recorded within Other gains and losses, and litigation in the first half of 2021. This compares with a net gain of €136 million in the first half of 2020, mainly comprising a gain on the sale of operations related to the Seprafilm® product.